CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net (loss) income	$ (222,228)	$ (47,368)	$ 47,008
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	105,903	91,822	72,264
Amortization of deferred loan costs	4,309	3,836	2,757
Unit-based and noncash compensation	7,017	5,841	4,242
Loss from equity method investees	6,563	16,712	0
Distributions from equity method investees	34,641	2,992	0
(Gain) loss on asset sales, net	(172)	442	113
Long-lived asset impairment	9,305	5,505	0
Goodwill impairment	248,851	54,199	0
Write-off of debt issuance costs	727	1,554	0
Purchase accounting adjustment	0	(1,185)	0
Changes in operating assets and liabilities:
Accounts receivable	3,328	(21,503)	(21,950)
Insurance receivable	25,000	(25,000)	0
Trade accounts payable	(1,450)	(420)	1,427
Due to affiliate	1,377	(883)	(6,153)
Change in deferred revenue	(11,453)	26,378	16,685
Ad valorem taxes payable	1,092	804	(11)
Accrued interest	(1,375)	6,714	12,128
Accrued environmental remediation, net	(16,336)	30,000	0
Other, net	(3,724)	2,513	6,901
Net cash provided by operating activities	191,375	152,953	135,411
Cash flows from investing activities:
Capital expenditures	(272,225)	(343,380)	(249,626)
Initial contribution to Ohio Gathering	0	(8,360)	0
Acquisition of Ohio Gathering Option	0	(190,000)	0
Option Exercise	0	(382,385)	0
Contributions to equity method investees	(86,200)	(145,131)	0
Proceeds from asset sales	323	325	585
Acquisition of gathering systems	0	(10,872)	(210,000)
Acquisitions of gathering systems from affiliate	(288,618)	(305,000)	(200,000)
Net cash used in investing activities	(646,720)	(1,384,803)	(659,041)
Cash flows from financing activities:
Distributions to unitholders	(152,074)	(122,224)	(90,196)
Borrowings under revolving credit facility	367,000	294,295	476,950
Repayments under revolving credit facility	(151,000)	(430,295)	(297,180)
Borrowings under term loan	0	400,000	200,000
Repayments under term loan	(182,500)	(100,000)	(100,000)
Deferred loan costs	(412)	(8,323)	(14,059)
Proceeds from issuance of common units, net	221,977	197,806	0
Contribution from general partner	4,737	4,235	2,229
Cash advance from (to) Summit Investments to (from) contributed subsidiaries, net	320,527	674,383	(50,087)
Expenses paid by Summit Investments on behalf of contributed subsidiaries	22,879	24,884	22,380
Issuance of senior notes	0	300,000	300,000
Repurchase of equity-based compensation awards	0	(228)	(11,957)
Issuance of units to affiliate in connection with the Mountaineer Acquisition	0	0	100,000
Other, net	(1,807)	(656)	0
Net cash provided by financing activities	449,327	1,233,877	538,080
Net change in cash and cash equivalents	(6,018)	2,027	14,450
Cash and cash equivalents, beginning of period	27,811	25,784	11,334
Cash and cash equivalents, end of period	21,793	27,811	25,784
Supplemental cash flow disclosures:
Cash interest paid	59,302	38,453	13,170
Less capitalized interest	3,372	4,646	6,690
Interest paid (net of capitalized interest)	55,930	33,807	6,480
Cash paid for taxes	0	0	660
Noncash investing and financing activities:
Capital expenditures in trade accounts payable (period-end accruals)	34,977	31,110	30,528
Excess of acquired carrying value over consideration paid for Polar and Divide	130,367	0	0
Capitalized interest allocated to contributed subsidiaries from Summit Investments	1,079	1,310	2,539
Capital expenditures paid by Summit Investments on behalf of contributed subsidiaries	0	597	52
Excess of consideration paid over acquired carrying value of Red Rock Gathering	0	(66,124)	0
Assets contributed to Red Rock Gathering from Summit Investments	0	4,233	0
Issuance of units to affiliate to partially fund the Bison Drop Down	0	0	48,914
Contribution of net assets from Summit Investments in excess of consideration paid for Bison Midstream	$ 0	$ 0	$ 56,535